Business and Organization (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Oct. 31, 2012	Sep. 30, 2012
Business and Organization (Textual) [Abstract]
Owned outstanding shares of Agera		57.00%
Gross proceeds from financing transaction entered	$ 45